Notes and Other Debts Payable, net (Details) - Landsea Homes [Member] - USD ($) $ in Thousands		Sep. 30, 2020		Dec. 31, 2019		Dec. 31, 2018
Construction loans	[2]	$ 80,207	[1]	$ 92,640	[1]	$ 65,157	[3]
Revolving credit facilities	[1],[2]	143,362		8,680		50,793	[3]
EB-5 notes payable	[4]	86,713		95,010		83,796
Loan payable		4,265
Notes Payable		314,547		196,330		199,746
Deferred loan costs		(5,388)		(6,366)		(8,592)
Notes and other debts payable, net		$ 309,159		$ 189,964		$ 191,154

[1]	Carrying amount approximates fair value due to the variable interest rate terms of these loans.
[2]	Carrying amount is net of any discount/premium and deferred financing costs.
[3]	Carrying amount approximates fair value due to short-term nature.
[4]	Carrying amount approximates fair value due to recent issuances of EB-5 debt having similar characteristics, including interest rate.